Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
B.6	Intangible assets

	Goodwill US$m	Contract assets 1 US$m	Software 1 US$m	Total US$m

Year ended 31 December 2024
Carrying amount at 1 January 2024	3,995	15	173	4,183
Acquisitions through business combination and assets acquisitions 2	169	766	6	941
Additions	-	1	39	40
Amortisation	-	(25)	(15)	(40)
Goodwill disposed 3	(298)	-	-	(298)

Carrying amount at 31 December 2024	3,866	757	203	4,826

At 31 December 2024
Cost	4,343	784	218	5,345
Accumulated impairment/amortisation	(477)	(27)	(15)	(519)

Net carrying amount	3,866	757	203	4,826

Year ended 31 December 2023
Carrying amount at 1 January 2023	4,614	1	55	4,670
Adjustment to BHPP merger purchase price allocation	55	-	-	55
Additions	-	16	118	134
Amortisation	-	(2)	-	(2)
Impairment losses 4	(477)	-	-	(477)
Transfer to assets held for sale	(197)	-	-	(197)

Carrying amount at 31 December 2023	3,995	15	173	4,183

At 31 December 2023
Cost	4,472	17	173	4,662
Accumulated impairment/amortisation	(477)	(2)	-	(479)

Net carrying amount	3,995	15	173	4,183

1.	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis.
2.	Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.
3.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
4.	Refer to Note B.4 for details on impairment.

Recognition and measurement
Goodwill is initially measured at cost and is subsequently measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s CGUs or groups of CGUs no larger than an operating segment that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal.
Goodwill is not amortised but will be assessed at least annually for impairment and more frequently if events or changes in circumstances indicate that it might be impaired.
The contract assets were acquired as part of a business combination and represent the difference in contract pricing and market prices, adjusted for time value of money. The contracts are recognised at fair value at the acquisition date and are subsequently amortised over 6 months to 17 years.
Software is recognised at historical cost less accumulated amortisation and impairment. All software costs are amortised over the useful life of
5-15 years
on a straight-line basis.

Key estimates and judgements

(a) Goodwill allocation
Judgement is required in the allocation of goodwill to the Group’s CGUs that are expected to benefit from the synergies of the business combination. Refer to Note B.4 for the details of the goodwill allocation.

(b) Contract assets
In determining the fair value of the contract assets as part of a business combination, estimates are made regarding the pricing assumptions and discount rate. These estimates require management judgement and changes in economic conditions can impact the fair value assessment of the contracts.